Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	DELAWARE GROUP TAX FREE FUND
Central Index Key	0000728352
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Dec. 29, 2017
Delaware Tax-Free USA Intermediate Fund | Class A
Risk/Return:
Trading Symbol	DMUSX
Delaware Tax-Free USA Intermediate Fund | Class C
Risk/Return:
Trading Symbol	DUICX
Delaware Tax-Free USA Intermediate Fund | Institutional Class
Risk/Return:
Trading Symbol	DUSIX